Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	R$ 826,187	R$ 1,026,862
Short-term investments	478,364	955,589
Restricted cash	133,391	0
Trade receivables	853,328	936,478
Inventories	180,141	178,491
Recoverable taxes	360,796	83,210
Derivatives		40,647
Other current assets	478,628	123,721
Total current assets	3,310,835	3,344,998
Noncurrent assets
Deposits	1,612,295	1,163,759
Restricted cash	688,741	268,047
Recoverable taxes	95,873	7,045
Deferred taxes	73,822	276,514
Investments	1,177	1,333
Property, plant and equipment	2,818,057	3,195,767
Intangible assets	1,777,466	1,747,285
Total noncurrent assets	7,067,431	6,659,750
Total assets	10,378,266	10,004,748
Current liabilities
Short-term debt	1,223,324	1,162,872
Suppliers	1,403,815	1,249,124
Suppliers - Forfeiting	365,696	78,416
Salaries	368,764	305,454
Taxes payable	111,702	134,951
Landing fees	556,300	365,651
Advances from ticket sales	1,673,987	1,476,514
Mileage program	826,284	765,114
Advances from customers	169,967	21,718
Provisions	70,396	46,561
Derivatives	195,444	34,457
Operating leases	135,799	28,387
Other liabilities	99,078	100,401
Total current liabilities	7,200,556	5,769,620
Noncurrent liabilities
Long-term debt	5,861,143	5,942,795
Suppliers	120,137	222,026
Provisions	829,198	562,628
Mileage program	192,569	188,204
Deferred taxes	227,290	188,005
Taxes payable	54,659	66,196
Derivatives	214,218
Operating leases	135,686	110,723
Other liabilities	48,161	43,072
Total noncurrent liabilities	7,683,061	7,323,649
Equity
Capital stock	2,942,612	2,927,184
Advance for future capital increase	2,818
Treasury shares	(126)	(4,168)
Capital reserves	88,476	88,762
Equity valuation adjustments	(500,022)	(79,316)
Share-based payments reserve	117,413	119,308
Gains on change in interest in investment	759,984	760,545
Accumulated losses	(8,396,567)	(7,312,849)
Deficit attributable to equity holders of the parent	(4,985,412)	(3,500,534)
Non-controlling interests from Smiles	480,061	412,013
Total deficit	(4,505,351)	(3,088,521)
Total liabilities and deficit	R$ 10,378,266	R$ 10,004,748